Capital management - Summary of Financial Covenants Under Lending Agreements (Detail) - CAD ($) $ in Millions		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Components of capital
Shareholders' equity		$ 763.5		$ 323.1	$ 1,092.7
Credit facility, term loan and senior secured notes		$ 392.4		$ 455.3
Ratios
Senior debt to capitalization	[1]	33.00%		59.00%
Total debt to capitalization	[1]	33.00%		59.00%
Credit facility and senior secured notes	[2]	$ 376.4		$ 455.3
Long-term debt		391.0	[3]	451.8
Total shareholders' equity for covenants		769.4		323.1
Total capitalization		1,150.4		783.3
Letters of credit [member]
Ratios
Long-term debt	[4]	4.6		4.9
Senior debt and total debt [member]
Ratios
Long-term debt		$ 381.0		$ 460.2

[1]	Not to exceed 75 percent.
[2]	The PROP limited recourse amortizing loan and associated net income on the 45 percent PROP partnership interested acquired in November 2021 is not included in the debt to capitalization calculations.
[3]	The 2022 figure includes $321.5 million related to the syndicated credit facility and non-revolving term loan that are due for renewal in 2022 and $54.9 million of senior notes and $16.0 million related to the PROP limited recourse amortizing loan that both mature in 2022. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.
[4]	Letters of credit defined as financial under the lending agreements are included in the calculation.